Earnings/(Loss) per common share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings/(Loss) per common share [Abstract]
Computation of Basic and Diluted Earnings/(Loss) per Common Share

	Year ended December 31,
	2025	2024	2023
Net (loss) / income	$(4,197)	$(210)	$1,155
Cumulative dividends on Series A Preferred Shares	(2,977)	(977)	—
Net (loss)/income attributable to common shareholders	$(7,174)	$(1,187)	$1,155
Divided by: Weighted average number of common shares, basic and diluted	397,776	3,903	1,000
(Loss)/earnings per common share, basic and diluted	$(18.04)	$(304.13)	$1,155.00